10. CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Summary of convertible notes
	September 30, 2019	September 30, 2018
Convertible Redeemable Note – Clayton A. Struve	$1,071,000	$1,071,000
Convertible Redeemable Note – J3E2A2Z LP	1,184,066	1,184,066
2019 Convertible Notes	4,242,490	-
	6,497,556	2,255,066

less debt discount – beneficial conversion feature	(1,273,667)	-
less debt discount – warrants	(616,729)	-
less debt discount – warrants issued for services related to debt offering	(652,919)	-
	$3,954,241	$2,255,066